Fair Value Measurements - Schedule of Liabilities Measured at Fair Value on Recurring Basis (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Liabilities
Private placement warrant liability (see Note 13)		$ 22,499,441	$ 30,101,808
Recurring
Liabilities
Convertible promissory notes (see Note 12)		27,128,000
Legacy Gelesis preferred stock warrants (See Note 13)		15,821,000
One Srl call option (see Note 11)	$ 3,062,000	2,416,000
Total liabilities measured at fair value	10,382,000	45,365,000
Recurring | Level 3
Liabilities
Convertible promissory notes (see Note 12)		27,128,000
Legacy Gelesis preferred stock warrants (See Note 13)		15,821,000
One Srl call option (see Note 11)	3,062,000	2,416,000
Total liabilities measured at fair value	10,382,000	$ 45,365,000
Recurring | Earnout Liability
Liabilities
Earnout liability (See Note 14)	6,190,000
Recurring | Earnout Liability | Level 3
Liabilities
Earnout liability (See Note 14)	6,190,000
Recurring | Private Placement Warrant Liability
Liabilities
Private placement warrant liability (see Note 13)	1,130,000
Recurring | Private Placement Warrant Liability | Level 3
Liabilities
Private placement warrant liability (see Note 13)	$ 1,130,000